                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND MULTISTATE         long-term bonds issued by a single state and its
SERIES--84                    local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR DOUBLE       exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
CALIFORNIA INSURED TRUST      continuing ability of issuers of the bonds to meet
NEW YORK INSURED TRUST        their principal and interest requirements.
PENNSYLVANIA INSURED TRUST    Furthermore, the market value of the bonds, and
                              therefore the value of the Units, will fluctuate with changes in interest rates and other factors.
                              Each Trust is insured. This insurance guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-221-7771.
PaineWebber Incorporated       PROSPECTUS PART A DATED MAY 30, 1997.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset Funds are America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined Multistate Series
----------------------------------------------------------------

Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of February 28, 1997, the evaluation date.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in each Trust are insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was March 24, 1995) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in each Trust will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for redeeming or selling your units.
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

--------------------------------------------------------------------------------
                        Defined California Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 15%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                9%
/ / Housing                                            16%
/ / Lease Rental Appropriation                         15%
/ / Special Tax                                        15%
/ / Universities/Colleges                              30%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             15%
Connie Lee Insurance Company                            30%
Financial Security Assurance of Maryland Inc.           15%
MBIA Insurance Corporation                              40%


RISK FACTORS

The Portfolio is concentrated in University/College bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 46% of the bonds were valued at a premium over par and 54% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.58
Annual Income per unit:                                  $   54.99


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,033.83

The Public Offering Price as of February 28, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($4,396,355), divided by the number of units outstanding (4,500), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $976.97 ($56.86 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Portfolio Supervision and Bookkeeping Fees           $     0.45
Evaluator's Fee                                      $     0.29
Other Operating Expenses                             $     0.52
                                                   --------------
TOTAL                                                $     1.96

--------------------------------------------------------------------------------
                           California Taxes and Risks
--------------------------------------------------------------------------------

CALIFORNIA RISK FACTORS

     From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.

     Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act allocated a State budget of some $63 billion. In the context of optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes.

     Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

     Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Finally, certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A+ by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is neither a business trust nor an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

--------------------------------------------------------------------------------
                         Defined New York Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            15%
/ / General Obligation                                 15%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                30%
/ / Housing                                            13%
/ / Municipal Water/Sewer Utilities                    11%
/ / Transit/Transportation                             16%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             26%
Financial Guaranty Insurance Company                    19%
MBIA Insurance Corporation                              55%


RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. In addition, approximately 15% of the bonds represent moral obligations. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 46% of the bonds were valued at a premium over par and 54% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 99% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.64
Annual Income per unit:                                  $   55.69


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,053.82

The Public Offering Price as of February 28, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($4,481,386), divided by the number of units outstanding (4,500), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $995.86 ($57.96 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.29
Other Operating Expenses                             $    0.47
                                                  ---------------
TOTAL                                                $    1.91

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. The State's accumulated deficit is about $7.5 billion. For the 1996 fiscal year (ended March
31), to address a $5 billion projected budget gap, the State budget included nearly $1 billion of non-recurring measures; a $445 million surplus was realized. To address a $3.9 billion projected gap, the fiscal 1997 budget (adopted more than three months after the beginning of the fiscal year) included $1.3 billion of non-recurring measures. The State is expected to realize a surplus (due significantly to revenue increases related to the surging stock markets). The State Comptroller has projected gaps of over $3 billion for each of the next two fiscal years; the Governor recently estimated gaps of $2.3 billion and $1.6 billion, respectively. State general obligation debt is rated A-by Standard & Poor's and A2 by Moody's; at December 31, 1996, approximately $4.8 billion face amount was outstanding. 18 State authorities had an aggregate of $73.5 billion of debt outstanding at September 30, 1995, of which approximately $25.7 billion was State supported. Total State-related debt at December 31, 1996 was approximately $31.9 billion.

     New York City finished its 1996 fiscal year with a small surplus, after adopting measures to eliminate a projected $3.1 billion budget gap. In June 1996, the City adopted a budget to close a projected $2.7 billion budget gap for the fiscal year ending June 30, 1997, which is expected to realize a surplus, and has announced a preliminary plan to close a $1.5 billion budget gap for the 1998 fiscal year. Budget revisions rely heavily on questionable assumptions and non-recurring measures ($1.2 billion, $900 million and $1.6 billion, respectively, in the 1996-98 fiscal years), and spending is projected to continue to increase faster than revenue, leaving City-projected future budget gaps of $2.4 billion, $3.3 billion and $3.1 billion, respectively for the 1999 through 2001 fiscal years; fiscal monitors have higher estimates. The City's unemployment rate was 9.7% in March 1997. Because the City was expected to reach the constitutional limit on debt issuance this year, the State in 1997 authorized creation of the Transitional Finance Authority to sell over several years up to $7.5 billion of additional bonds, backed by City personal income tax revenues, to fund capital projects. Debt service is expected to consume an average of 18.8% of projected tax revenues for fiscal years 1999-2001. The State Court of Appeals in March upheld a lower court decision preventing a proposed sale of the City's Water System, which could have provided nearly $1 billion of surplus funds. The City also faces imminent cutoff of Federal funds for over 200,000 illegal immigrants under welfare reform legislation adopted last year. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At December 31, 1996, approximately $25.5 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York
(MAC)), $3.8 billion of MAC bonds and $1.2 billion of public benefit corporation debt were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1994, of which $83 million was to finance budget deficits.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

       In the opinion of bond counsel delivered on the date of issuance of the Bonds, such interest will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes).

       In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing New York law:

       The Trust is not an association taxable as a corporation, and income received by the Trust will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. A noncorporate investor in Units of the Trust who is a New York State (and
     City) resident will be subject to New York State (and City) personal income taxes on any gain recognized from the disposition of his interest in any Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing the New York State corporate franchise tax or the New York City corporation tax.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 21%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                49%
/ / Municipal Water/Sewer Utilities                    16%
/ / Special Tax                                        14%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             29%
Connie Lee Insurance Company                            33%
MBIA Insurance Corporation                              38%


RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 37% of the bonds were valued at a premium over par and 63% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 93% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.56
Annual Income per unit:                                  $   54.80


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,036.09

The Public Offering Price as of February 28, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,027,971), divided by the number of units outstanding (3,075), plus a sales charge of 4.96% of the Public Offering Price (5.218% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $984.71 ($51.38 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.43
Other Operating Expenses                             $    0.63
                                                  ---------------
TOTAL                                                $    2.21

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA'), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA has issued approximately $1.76 billion of Special Revenue Bonds on behalf of the City. However, its power to issue bonds for most purposes expired on December 31, 1994 and its power to issue bonds to finance cash flow deficits expired on December 31, 1996. PICA's authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of June 30, 1996.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BBB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     1. The Fund will be recognized as a trust and will not be taxable as a corporation for Pennsylvania state and local tax purposes.

     2. Units of the Fund are not subject to the County Personal Property Tax presently in effect in Pennsylvania to the extent of that proportion of the Fund represented by bonds issued by the Commonwealth of Pennsylvania, its agencies and instrumentalities, or by any county, city, borough, town, township, school district, municipality or local housing or parking authority in the Commonwealth of Pennsylvania ('Pennsylvania Obligations'). Fund Units may be taxable under the Pennsylvania inheritance and estate taxes.

     3. Distributions to investors in the Fund attributable to interest from Pennsylvania Obligations are not taxable under the Pennsylvania Personal Income Tax or under the Corporate Net Income Tax imposed on corporations by Article IV of the Pennsylvania Tax Reform Code, nor are such distributions taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals.

     4. Although there is no published authority on the subject, counsel is of the opinion that any insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds will be exempt from the Pennsylvania Personal Income Tax either as payment in lieu of tax-exempt interest or as payments of insurance proceeds which are not included in any of the classes of income specified as taxable under the Pennsylvania Personal Income Tax Law. Further, because such insurance proceeds are excluded from the Federal income tax base, such proceeds will not bee subject to the Pennsylvania Corporate Net Income Tax. Proceeds from insurance policies are expressly excluded from the Philadelphia School District Investment Income Tax and, accordingly, insurance proceeds paid to replace defaulted payments under any bonds will not be subject to that tax.

     5. Distributions to investors in the Fund attributable to gain on the disposition by the Fund of Pennsylvania Obligations (whether by sale, redemption or payment at maturity) will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the obligation has been held for more than six months, the Philadelphia School District Investment Income Tax. Distributions attributable to gain on the disposition of any obligation held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

     6. To the extent the value of Units is represented by obligations of the Commonwealth of Puerto Rico or obligations of the territory of Guam, such value will not be subject to the Pennsylvania County Personal Property Tax to the extent required by Federal statutes. Distributions to investors in the Fund attributable to interest on such obligations is not taxable under any of the Pennsylvania State and local income taxes referred to above. Distributions to investors in the Fund attributable to gain on the disposition of such obligations will be taxable under the Pennsylvania State and local income taxes referred to above, except that gain on any obligation held for more than six months is not subject to the Philadelphia School District Investment Income Tax.

     7. Gain on the disposition of a Unit will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the Unit has been held for more than six months, the Philadelphia School District Investment Income tax. Gain on the disposition of a Unit held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $     $0- 41,200  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 24,650- 59,750  $ 41,200- 99,600  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 59,750-124,650  $ 99,600-151,750  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$124,650-271,050  $151,750-271,050  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $271,050        OVER $271,050  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  24.10     5.27   5.93     6.59   7.25     7.90   8.56     9.22   9.88    10.54
$ 24,650- 59,750  $ 41,200- 99,600  35.75     6.23   7.00     7.78   8.56     9.34  10.12    10.89  11.67    12.45
$ 59,750-124,650  $ 99,600-151,750  38.42     6.50   7.31     8.12   8.93     9.74  10.56    11.37  12.18    12.99
$124,650-271,050  $151,750-271,050  42.89     7.00   7.88     8.75   9.63    10.51  11.38    12.26  13.13    14.01
OVER $271,050        OVER $271,050  46.10     7.42   8.35     9.28  10.20    11.13  12.06    12.99  13.91    14.84


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 24,650- 59,750  $ 41,200- 99,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 59,750-124,650  $ 99,600-151,750  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.89  11.67    12.45
$124,650-271,050  $151,750-271,050  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $271,050        OVER $271,050  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1997*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 24,650- 59,750  $ 41,200- 99,600  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 59,750-124,650  $ 99,600-151,750  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$124,650-271,050  $151,750-271,050  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $271,050        OVER $271,050  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (CALIFORNIA, NEW YORK AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 84 (California, New York and Pennsylvania
  Trusts), Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 84 (California, New York and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of February 28, 1997 and the related statements of operations and of changes in net assets for the year ended February 28, 1997 and the period March 25, 1995 to February 29, 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 28, 1997, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 84 (California, New York and Pennsylvania Trusts), Defined Asset Funds at February 28, 1997 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
May 15, 1997

MUNICIPAL INVESTMENT TRUST FUND,











MULTISTATE SERIES - 84 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,247,328)(Note 1)......................                  $4,396,355
  Accrued interest receivable......................                      80,966
                                                                   _____________

              Total trust property.................                   4,477,321

LESS LIABILITIES:
  Advance from Trustee.............................   $   22,971
  Accrued expenses.................................        1,689         24,660
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  4,500 units of fractional undivided
    interest outstanding (Note 3)..................    4,396,356
  Undistributed net investment income..............       56,305
                                                    _____________
                                                                     $4,452,661
                                                                   =============
UNIT VALUE ($4,452,661/4,500 units)................                     $989.48
                                                                   =============





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                              March 25,
                                                                  1995
                                              Year Ended            to
                                             February 28,  February 29,











                                                    1997          1996
                                             ___________________________
INVESTMENT INCOME:
  Interest income...........................    $256,307     $239,931
  Trustee's fees and expenses...............      (6,569)      (5,413)
  Sponsors' fees............................      (2,100)      (1,815)
                                              ___________________________
  Net investment income.....................     247,638      232,703

UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS............................     (43,135)     192,162
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $204,503     $424,865
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    March 25,
                                                                        1995
                                                    Year Ended            to
                                                   February 28,  February 29,
                                                          1997          1996
                                                   __________________________
OPERATIONS:
  Net investment income...........................  $  247,638   $  232,703
  Unrealized appreciation (depreciation)
    of investments................................     (43,135)     192,162
                                                   __________________________
  Net increase in net assets resulting
    from operations...............................     204,503      424,865

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)..........    (247,455)    (176,581)
                                                   __________________________











NET INCREASE (DECREASE) IN NET ASSETS.........         (42,952)     248,284

NET ASSETS AT BEGINNING OF PERIOD.................   4,495,613    4,247,329
                                                   __________________________
NET ASSETS AT END OF PERIOD.......................  $4,452,661   $4,495,613
                                                   ==========================
PER UNIT:
  Income distributions during period..............      $54.99       $39.24
                                                   ==========================
  Net asset value at end of period................     $989.48      $999.03
                                                   ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........       4,500        4,500
                                                   ==========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on March 25, 1995 was based upon offer side evaluations at March 23, 1995, the day prior to the Date of Deposit. Cost of securities at March 25, 1995 was also based on such offer side evaluations.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL

    Cost of 4,500 units at Date of Deposit..............    $4,447,489
    Less sales charge...................................       200,160
                                                         ______________
    Net amount applicable to Holders....................     4,247,329
    Unrealized appreciation of investments..............       149,027
                                                         ______________

    Net capital applicable to Holders...................    $4,396,356
                                                         ==============

4.  INCOME TAXES

    As of February 28, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $149,027, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,247,328 at February 28, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84,
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF FEBRUARY 28, 1997

                                              Rating                                       Optional
     Portfolio No. and Title of                 of            Face                         Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)  Value(2)
            _____________                     _________       ______  ______ _____________ _____________        _______  ________
 1 California Statewide Comm. Dev.              AAA       $  425,000   5.500%    2023       08/15/03         $  388,093    $ 406,742
   Auth., Cert. of Part., Sutter Hlth.                                                      @ 102.000
   Oblig. Grp. (MBIA Ins.)

 2 State of California, Various Purpose         AAA          675,000   5.125     2017       10/01/03            594,972      623,659
   General Obligation Refunding Bonds                                                       @ 102.000











   (FSAM Ins.)

 3 State Public Works Board of                  AAA          675,000   5.500     2021       06/01/03            618,192      630,457
   California, Lease Revenue Refunding                                                      @ 102.000
   Bonds (The Regents of the University
   of California), 1993 Ser. A (Connie
   Lee Ins.)

 4 The Regents of the University of             AAA          675,000   5.600     2020       11/01/03            627,385      646,792
   California, 1993 Refunding                                                               @ 102.000
   Certificates of Participation (UCLA
   Central Chiller/Cogeneration
   Facility) (Connie Lee Ins.)

 5 City of Los Angeles, California, Tax-        AAA          700,000   6.300     2025       07/01/02            700,000      714,567
   Exempt Mortgage Revenue Refunding                                                        @ 102.000
   Bonds (FSA Ins.) Mortgage Loans-
   Section Eight Assisted Projects, Ser.
   1993 A (MBIA Ins.)

 6 City of Riverside, California,               AAA          675,000   6.000     2015       10/01/04            671,044      698,328
   Redevelopment Agency Lease Revenue                                                       @ 102.000
   Bonds (State of California Department
   of General Service Lease), Ser. A
   (AMBAC Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84,
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF FEBRUARY 28, 1997

                                              Rating                                       Optional
     Portfolio No. and Title of                 of            Face                         Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)  Value(2)
            _____________                     _________       ______  ______ _____________ _____________        _______  ________
 7 Simi Valley, California, Revenue             AAA       $  675,000   5.750%    2023       09/01/02         $  647,642    $ 675,810
   Refunding Bonds, Simi Valley Public                                                      @ 102.000
   Finance Authority, Ser. 1993 (MBIA
   Ins.)












                                                       ______________                               ______________   ______________
TOTAL                                                     $4,500,000                                   $4,247,328     $4,396,355
                                                       ==============                               ==============   ==============



                  See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,299,817)(Note 1)......................                  $4,481,386
  Accrued interest receivable......................                      52,187
  Cash.............................................                       9,550
                                                                   _____________

              Total trust property.................                   4,543,123

LESS LIABILITY - Accrued expenses..................                       1,676
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  4,500 units of fractional undivided
    interest outstanding (Note 3)..................   $4,481,386
  Undistributed net investment income..............       60,061
                                                    _____________
                                                                     $4,541,447
                                                                   =============
UNIT VALUE ($4,541,447/4,500 units)................                   $1,009.21
                                                                   =============
















                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                               March 25,
                                                                   1995
                                              Year Ended             to
                                             February 28,   February 29,
                                                    1997           1996
                                             ___________________________
INVESTMENT INCOME:
  Interest income...........................    $259,250      $242,687
  Trustee's fees and expenses...............      (6,660)       (5,421)
  Sponsors' fees............................      (2,100)       (1,815)
                                              ___________________________
  Net investment income.....................     250,490       235,451

UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS............................     (31,616)      213,185
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $218,874      $448,636
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS












                                                                March 25,
                                                                    1995
                                                Year Ended            to
                                               February 28,  February 29,
                                                      1997          1996
                                               __________________________
OPERATIONS:
  Net investment income.......................  $  250,490   $  235,451
  Unrealized appreciation (depreciation)
    of investments............................     (31,616)     213,185
                                               __________________________
  Net increase in net assets resulting
    from operations...........................     218,874      448,636

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (250,605)    (175,275)
                                               __________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (31,731)     273,361

NET ASSETS AT BEGINNING OF PERIOD.............   4,573,178    4,299,817
                                               __________________________
NET ASSETS AT END OF PERIOD...................  $4,541,447   $4,573,178
                                               ==========================
PER UNIT:
  Income distributions during period..........      $55.69       $38.95
                                               ==========================
  Net asset value at end of period............   $1,009.21    $1,016.26
                                               ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       4,500        4,500
                                               ==========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (NEW YORK TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES












    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on March 25, 1995 was based upon offer side evaluations at March 23, 1995, the day prior to the Date of Deposit. Cost of securities at March 25, 1995 was also based on such offer side evaluations.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL

    Cost of 4,500 units at Date of Deposit..............    $4,502,452
    Less sales charge...................................       202,635
                                                         ______________
    Net amount applicable to Holders....................     4,299,817
    Unrealized appreciation of investments..............       181,569
                                                         ______________

    Net capital applicable to Holders...................    $4,481,386
                                                         ==============

4.  INCOME TAXES

    As of February 28, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $181,569, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,299,817 at February 28, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84,
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF FEBRUARY 28, 1997

                                              Rating                                      Optional
    Portfolio No. and Title of                  of            Face                        Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)  Value(2)
            _____________                     _________       ______  ______ _____________ _____________          _______  ________
 1 New York State Med. Care Fac. Fin.           AAA       $  175,000   6.250%   2019       08/15/04         $   176,404    $ 185,505
   Agy., Mental Hlth. Services                                                             @ 102.000
   Facilities Imp. Rev. Bonds, 1994 Ser.
   E (Financial Guaranty Ins.)

 2 New York State Med. Care Fac. Fin.           AAA          500,000   6.000    2025       02/15/05             493,125      508,990
   Agy., Mental Hlth. Svc. Imp. Rev.                                                       @ 102.000
   Bonds, Ser. 1995 A (MBIA Ins.)

 3 State of New York Mortgage, Agy.,            AAA          600,000   5.500    2025       10/01/03             546,552      578,220
   Homeowner Mtge. Rev. Bonds, Ser. 32 A                                                   @ 102.000
    (MBIA Ins.)

 4 New York State Thruway Auth., Gen.           AAA          675,000   6.000    2025       01/01/05             665,705      694,643
   Rev. Bonds, Ser. C (Financial                                                           @ 102.000
   Guaranty Ins.)

 5 City of New York, NY, G.O. Bonds,            AAA          675,000   5.500    2016       10/01/03             630,632      652,968
   1994 Ser. C (MBIA Ins.)                                                                 @ 101.500

 6 New York City, NY, Hlth. and Hosp.           AAA          675,000   5.750    2022       02/15/03             639,657      667,926
   Corp., Hlth. Sys. Bonds, 1993 Ser. A                                                    @ 102.000
    (AMBAC Ins)

 7 New York City, NY, Mun. Wtr. Fin.            AAA          500,000   5.375    2019       06/15/04             457,325      473,555
   Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                   @ 101.000
   1994 Ser. B (AMBAC Ins.)

 8 Metropolitan Transit Authority, New          AAA          700,000   6.000    2024       07/01/04             690,417      719,579
   York, Transit Facilities Revenue                                                        @ 101.500
   Bonds,Ser. O (MBIA Ins.)












                                                        ______________                                ______________  ______________
TOTAL                                                     $4,500,000                                  $ 4,299,817     $ 4,481,386
                                                        ==============                                ==============  ==============



                  See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,911,414)(Note 1)......................                  $3,027,971
  Accrued interest receivable......................                      37,113
  Cash.............................................                       7,199
                                                                   _____________

              Total trust property.................                   3,072,283

LESS LIABILITY - Accrued expenses..................                       1,552
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  3,075 units of fractional undivided
    interest outstanding (Note 3)..................   $3,027,987
  Undistributed net investment income..............       42,744
                                                    _____________
                                                                     $3,070,731
                                                                   =============
UNIT VALUE ($3,070,731/3,075 units)................                     $998.61
                                                                   =============





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                             March 25,
                                                                 1995
                                              Year Ended           to
                                            February 28,  February 29,
                                                    1997         1996
                                             ___________________________
INVESTMENT INCOME:
  Interest income...........................    $176,209     $172,153
  Trustee's fees and expenses...............      (5,642)      (3,705)
  Sponsors' fees............................      (1,472)      (1,308)
                                              ___________________________
  Net investment income.....................     169,095      167,140
                                              ___________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................        (835)       5,636
  Unrealized appreciation (depreciation)
    of investments..........................     (37,041)     153,598
                                              ___________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (37,876)     159,234
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $131,219     $326,374
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               March 25,
                                                                   1995
                                                Year Ended           to
                                               February 28, February 29,
                                                      1997         1996
                                               __________________________
OPERATIONS:
  Net investment income.......................  $  169,095   $  167,140
  Realized gain (loss) on securities
    sold or redeemed..........................        (835)       5,636
  Unrealized appreciation (depreciation)
    of investments............................     (37,041)     153,598
                                               __________________________
  Net increase in net assets resulting
    from operations...........................     131,219      326,374
                                               __________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (169,495)    (121,749)
  Principal...................................      (7,841)      (2,973)
                                               __________________________
  Total distributions.........................    (177,336)    (124,722)
                                               __________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 47
  and 128 units, respectively.................     (44,908)    (131,214)
                                               __________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (91,025)      70,438

NET ASSETS AT BEGINNING OF PERIOD.............   3,161,756    3,091,318
                                               __________________________
NET ASSETS AT END OF PERIOD...................  $3,070,731   $3,161,756
                                               ==========================
PER UNIT:
  Income distributions during period..........      $54.84       $37.76
                                               ==========================
  Principal distributions during period.......       $2.55        $0.93
                                               ==========================
  Net asset value at end of period............     $998.61    $1,012.73
                                               ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,075        3,122
                                               ==========================
















                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on March 25, 1995 was based upon offer side evaluations at March 23, 1995, the day prior to the Date of Deposit. Cost of securities at March 25, 1995 was also based on such offer side evaluations.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL

    Cost of 3,075 units at Date of Deposit..............    $3,062,683
    Less sales charge...................................       137,821
                                                         ______________
    Net amount applicable to Holders....................     2,924,862
    Redemptions of units - net cost of 175 units
      redeemed less redemption amounts..................        (7,419)
    Realized gain on securities sold or redeemed........         4,801
    Principal distributions.............................       (10,814)











    Net unrealized appreciation of investments..........       116,557
                                                         ______________

    Net capital applicable to Holders...................    $3,027,987
                                                         ==============

4.  INCOME TAXES

    As of February 28, 1997, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $116,557, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,911,414 at February 28, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84,
DEFINED ASSET FUNDS

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF FEBRUARY 28, 1997

                                              Rating                                       Optional
    Portfolio No. and Title of                  of            Face                         Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)  Value(2)
            _____________                     _________       ______  ______ _____________ _____________          _______  ________
 1 Pennsylvania Intergovernmental Coop.           AAA       $  420,000   5.625%   2023       06/15/03         $  393,246   $ 408,450
   Auth., Spec. Tax Rev. Bonds (City of                                                      @ 100.000
   Philadelphia Funding Prog.), Ser.
   1993 (MBIA Ins.)

 2 Cambria County, Pennsylvania,                  AAA          500,000   6.375    2018       07/01/02            507,800     529,180
   Hospital Development Authority,                                                           @ 102.000
   Hospital Revenue Refunding and
   Improvement Bonds, Ser. B of 1992
   (Conemaugh Valley Memorial Hospital
   Projects) (Connie Lee Ins.)

 3 Delaware County, PA, Auth. Health              AAA          500,000   5.125    2012       11/15/03            445,245     474,850
   Facility Revenue Bonds, Ser. 1993 A                                                       @ 102.000
    (Mercy Health Corp. of Southeastern
   Pennsylvania Obligation Group)











   (Connie Lee Ins.)

 4 Washington Cnty. Hosp. Auth.,                  AAA          500,000   5.625    2023       07/01/03            468,130     479,115
   Commonwealth of Pennsylvania, Hosp.                                                       @ 102.000
   Rev. Bonds, Ser. of 1993 (The
   Washington Hosp. Proj.)(AMBAC Ins.)

 5 City of Philadelphia, PA, Wtr. and             AAA          500,000   5.250    2023       06/15/03            446,125     462,450
   Wastewater Rev. Bonds, Ser. 1993                                                          @ 102.000
    (MBIA Ins.)

 6 Deer Lakes School District (Allegheny          AAA          250,000   6.450    2019       01/15/04            255,868     268,463
   County, Pennsylvania), General                                                            @ 100.000
   Obligation Bonds, Ser. of 1995 (MBIA
   Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84,
DEFINED ASSET FUNDS

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF FEBRUARY 28, 1997

                                              Rating                                      Optional
    Portfolio No. and Title of                  of            Face                        Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)  Value(2)
            _____________                     _________       ______  ______ _____________ _____________          _______  ________

 7 Hampton Township School District               AAA       $  395,000   6.000%   2021       11/15/05         $  395,000   $ 405,463
   (Allegheny County, Pennsylvania),                                                         @ 100.000
   General Obligation Bonds, Refunding
   Ser. A of 1995 (AMBAC Ins.)

                                                           ______________                               ______________  ____________
TOTAL                                                       $3,065,000                                   $2,911,414      $3,027,971
                                                           ==============                               ==============  ============














                  See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 84 (CALIFORNIA, NEW YORK AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
AS OF FEBRUARY 28, 1997

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. A description of the rating symbols and their meanings appears under "Descriptions of Ratings" in this Prospectus, Part B.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

(4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
My name (please
print) ________________________________________________________________________
My address (please print):
Street and Apt.
No. ___________________________________________________________________________
City, State, Zip
Code __________________________________________________________________________
This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS     PERMIT NO. 1313     NEW YORK, NY                 NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE BANK OF NEW YORK                                 UNITED STATES
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, NY 10268-0974


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series--84
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Bank of New York                    investment company not contained in its
Unit Investment Trust Department        registration statement and exhibits
P.O. Box 974                            relating thereto; and any information or
Wall Street Station                     representation not contained therein
New York, NY 10268-0974                 must not be relied upon as having been
1-800-221-7771                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        15088--5/97